SCHEDULE OF COMPONENTS OF DEFERRED TAX ASSETS (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Income Tax Disclosure [Abstract]
Tax loss carry forwards	$ 216,086	$ 83,203
Total deferred tax assets, gross	216,086	83,203
Valuation allowance	(216,086)	(83,203)
Total deferred tax assets, net